STOCK-BASED COMPENSATION (Details) - shares	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 17, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued		537,632,615	487,632,615	324,237,896
Minimum annual increase in the number of reserved shares		105,587,420		318,920,020
Stock Option and Grant Plan 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		24,512,391
Number of additional shares authorized	19,691,304
Maximum option exercise price, as percentage of market value		100.00%
Award expiration period		10 years
Award vesting period		4 years
Granted (in shares)		17,398,882
Stock Option and Restricted Stock Plan 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period		29,165,789
Option Grant and Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		59,353,357
Maximum option exercise price, as percentage of market value		100.00%
Award expiration period		10 years
Award vesting period		4 years
Annual increase in shares authorized, as a percentage of shares outstanding		5.00%
Number of shares available for future grant		59,353,357
Employee Stock Purchase Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		4,876,326
Minimum annual increase in the number of reserved shares		4,876,326
Annual increase in shares authorized, as a percentage of shares outstanding		1.00%
Granted (in shares)		0